FEDERAL AND STATE INCOME TAXES (Detail Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal Statutory Rate	34.00%	34.00%	34.00%